Related Party - Additional Information (Details) - IKENA ONCOLOGY INC - USD ($) $ in Millions		12 Months Ended
	Aug. 04, 2023	Dec. 31, 2024	Dec. 31, 2023
OrbiMed Advisors LLC | Voting Common Stock
Related Party Transaction [Line Items]
Equity method investment, ownership percentage		8.45%
OrbiMed Advisors LLC | Non-voting Common Stock | Pionyr Immunotherapeutics, Inc
Related Party Transaction [Line Items]
Shares issued	12,760
OrbiMed Advisors LLC | Series A Preferred Stock | Pionyr Immunotherapeutics, Inc
Related Party Transaction [Line Items]
Shares issued	353,192
UT Austin License | University | Affiliated to Director
Related Party Transaction [Line Items]
University license fees and certain-patent related costs		$ 0.1	$ 0.1